14. Stockholders' Equity (Details - Options by exercise price (Details - Assumptions) - Options [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	0.93%	1.71%	1.71%	1.71%
Expected life	10 years	10 years	10 years	10 years
Expected volatility	122.93%	158.86%	158.86%	158.86%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%